Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Restricted Net Assets
Maximum Threshold Percentage of General Reserve Fund to Registered Capital	50.00%	50.00%
Minimum Percentage Of Profit Allocated To General Reserve Fund	10.00%	10.00%
Amounts restricted	¥ 117,389	$ 16,082